Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 61	$ 93	[1]	$ 44	[1]
Commercial Vehicles
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	30	69		34
Agriculture Equipment
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 26	$ 14		$ 9

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).